Revenue From Contracts With Customers - Summary of Disaggregated Revenue (Detail) - Barkbox Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 378,604	$ 224,335	$ 191,441
Direct to Consumer:
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	333,970	204,151	177,750
Commerce
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	44,634	20,184	13,691
Toys and treats subscription | Direct to Consumer:
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	325,992	199,744	168,217
Other | Direct to Consumer:
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,978	$ 4,407	$ 9,533